Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts

Accounts receivable, net of allowance for doubtful accounts consist of the following:

	As of December 31,
	2024	2023
Accounts receivable	44,147,035	32,520,398
Less: allowance for doubtful accounts	(13,621,115)	(4,958,889)
Accounts receivable, net	30,525,920	27,561,509

Schedule of Allowance for Doubtful Accounts
	As of December 31,
	2024	2023
Beginning balance	4,958,889	2,356,034
Provision	8,662,226	2,602,855
Ending balance	13,621,115	4,958,889